Other Payables (Details) - Schedule of other payables and accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other payables and accrued liabilities [Abstract]
Payables to non-trade vendors and service providers	$ 1,513	$ 177	$ 371
Accrued salary	2	2	2
Others	166	18	41
Total other payables and accrued liabilities	$ 1,681	$ 197	$ 414